CAPITAL STOCK - Shares authorised and issued (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of shares issued
Balance at beginning (in shares)	18,271,711	19,008,425
Balance at beginning	$ 17,256,668	$ 17,864,782
Purchase of shares for cancellation (in shares)	0	(950,417)
Purchase of shares for cancellation		$ (938,924)
Shares issued for acquisitions (in shares)	1,283,849
Shares issued for acquisitions	$ 22,330,215
Conversions of Notes into common shares (in shares)	1,147,806
Conversions of Notes into common shares	$ 13,247,405
Exercise of options (in shares)	1,698,476	213,703
Exercise of options	$ 3,120,672	$ 330,810
Exercise of warrants (in shares)	452,333
Exercise of warrants	$ 11,219,562
Exercise of RSUs (in shares)	124,103
Exercise of RSUs	$ 2,882,142
Interest paid with common shares (in shares)	21,563
Interest paid with common shares	$ 371,891
Balance at end (in shares)	22,999,841	18,271,711
Balance at end	$ 70,428,555	$ 17,256,668